UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number    811-23201

Versus Capital Real Assets Fund LLC

(Exact name of registrant as specified in charter)

5050 South Syracuse Street, Suite 1100

Denver, CO 80237

(Address of principal executive offices) (Zip code)

Mark D. Quam

c/o Versus Capital Advisors LLC

5050 South Syracuse Street, Suite 1100

Denver, CO 80237

(Name and address of agent for service)

COPY TO:

David C. Sullivan, Esq.

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199-3600

Registrant’s telephone number, including area code:     (877) 200-1878

Date of fiscal year end:  March 31

Date of reporting period:  September 30, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

The Report to Shareholders is attached herewith.

VERSUS CAPITAL

REAL ASSETS FUND LLC

Semi-Annual Report

September 30, 2023

VERSUS CAPITAL ADVISORS LLC

This report is for shareholders of Versus Capital Real Assets Fund LLC. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Fund. Shares of the Fund are distributed by Foreside Funds Distributors LLC, Berwyn, Pennsylvania.

Economic and market conditions change frequently.

There is no assurance that the trends described in this report will continue or commence.

Privacy Notice

This notice describes the Fund’s privacy policy. The Fund is committed to protecting the personal information that it collects about individuals who are prospective, former or current investors. The Fund collects personal information (“Personal Information”) for business purposes, such as to process requests and transactions, to maintain accounts, and to provide customer service. Personal Information is obtained from the following sources:

•	Investor applications and other forms, which may include your name(s), address, social security number or tax identification number;

•	Written and electronic correspondence, including telephone contacts; and

•

Transaction history, including information about the Fund’s transactions and balances in your accounts with the Fund or its affiliates or other holdings of the Fund and any affiliation with the Adviser and its subsidiaries.

The Fund limits access to Personal Information to those employees and service providers who need to know that information for business purposes. Employees are required to maintain and protect the confidentiality of Personal Information. The Adviser, on behalf of the Fund, maintains written policies and procedures that address physical, electronic and administrative safeguards designed to protect Personal Information.

The Fund may share Personal Information described above with the Adviser and its various other affiliates or service providers for business purposes, such as to facilitate the servicing of accounts. The Fund may share the Personal Information described above for business purposes with a non-affiliated third party only as authorized by exceptions to Regulation S-P’s opt-out requirements, for example, if it is necessary to effect, administer, or enforce a transaction that an investor requests or authorizes; (ii) in connection with processing or servicing a financial product or service an investor requests or authorizes; and (iii) in connection with maintaining or servicing the investor’s account with the Fund. The Fund also may disclose Personal Information to regulatory authorities or otherwise as permitted by law. The Fund endeavors to keep its customer files complete and accurate. The Fund should be notified if any information needs to be corrected or updated.

VERSUS CAPITAL REAL ASSETS FUND LLC

Portfolio of Investments – September 30, 2023 (Unaudited) (continued)

Shares		Value
Private Investment Funds(a) - 80.1%
	Diversified – 80.1%
88,859	AEW Cold Storage Fund(b)	$101,061,500
32,131,871	AMP Capital Diversified Infrastructure Trust	25,664,907
37,700	Blackstone Infrastructure Partners LP.	65,500,001
206,354	BTG Pactual Open Ended Core US Timberland Fund LP(c)(d)	303,544,931
—	Ceres Farmland Holdings LP(b)(e)	214,416,595
21,597,636	DigitalBridge Credit(b)	21,109,529
41,739,712	Global Diversified Infrastructure Fund	71,199,601
82,018	Hancock Timberland and Farmland Fund LP(b)	85,016,455
207,147	Harrison Street Social Infrastructure Fund LP(b)	274,890,286
187,398	IFC Core Farmland Fund LP(c)(d)	241,997,006
—	IFM Global Infrastructure Fund (Offshore) LP(f)	54,691,516
—	IFM US Infrastructure Debt Fund, LP(g)	14,026,442
90,950,160	IIF Hedged LP.	86,066,137
—	Infrastructure Debt Fund III(b)(h)	12,528,963
121,515	Jamestown Timberland Fund(c)(i)	165,870,082
35,005	Macquarie Global Infrastructure Fund SCSp	36,239,807
101,592	National Data Center Fund(b)	129,087,532
103,033	Nuveen - Global Farmland Fund(b)	101,645,992
—	RMS Evergreen US Forestland Fund LP(b)(j)	96,288,000
20,174	UBS AgriVest Farmland Fund, Inc	46,263,378
102,924	US Core Farmland Fund LP(c)(i)	163,023,838
—	Versus Capital Real Assets Sub-REIT ll, LLC(c)(k)(l)	120,068,959

	Total Private Investment Funds	2,430,201,457

	(Cost $2,028,184,667)

Common Stocks - 13.3%

	Agricultural Biotech – 0.2%
103,255	Corteva, Inc.(m)	5,282,526

	Agricultural Chemicals – 0.3%
71,095	CF Industries Holdings, Inc.(m)	6,095,685
69,760	Nutrien, Ltd.	4,308,378

		10,404,063

	Agricultural Operations – 0.4%
58,296	Archer-Daniels-Midland Co.(m)	4,396,685
56,793	Bunge, Ltd.	6,147,842

		10,544,527

	Airport Development/Maintenance – 0.4%
39,260	Aena SME SA, 144A	5,907,749
1,512,200	Auckland International Airport, Ltd.	7,166,675

		13,074,424

	Building & Construction Production-Miscellaneous – 0.0%
15,233	Louisiana-Pacific Corp.(m)	841,928

	Building Production-Wood – 0.1%
174,100	Dexco.	266,698
38,565	Interfor Corp.(n)	572,122
36,596	Stella-Jones, Inc.	1,759,949
19,994	West Fraser Timber Co., Ltd.	1,451,580

		4,050,349

	Building-Heavy Construction – 0.5%
211,480	Cellnex Telecom SA, 144A	7,355,697
220,165	Ferrovial SE	6,727,582

		14,083,279

Shares		Value
	Chemicals-Diversified – 0.2%
22,689	Croda International, PLC	$1,355,250
47,779	FMC Corp.(m)	3,199,760

		4,555,010

	Chemicals-Plastics – 0.0%
268,000	Orbia Advance Corp. SAB de CV	556,376

	Chemicals-Specialty – 0.2%
11,542	Balchem Corp.(m)	1,431,669
32,492	DSM-Firmenich AG	2,745,667
45,307	Novozymes A/S, Class B Shares	1,822,922

		6,000,258

	Containers-Paper/Plastic – 0.5%
126,481	Graphic Packaging Holding Co.(m)	2,817,997
903,800	Klabin SA	4,302,739
54,040	Metsa Board Oyj, Class B Shares	433,800
5,763	Packaging Corp. of America(m)	884,909
125,723	SIG Group AG	3,097,236
160,277	Stora Enso Oyj, Class R Shares	2,008,812
124,689	Svenska Cellulosa AB SCA, Class B Shares	1,707,256
27,421	Westrock Co.(m)	981,672

		16,234,421

	Diagnostic Equipment – 0.0%
60,328	Neogen Corp.(m)(n)	1,118,481

	Electric-Distribution – 0.7%
803,907	National Grid, PLC	9,614,207
170,240	Sempra Energy(m)	11,581,427

		21,195,634

	Electric-Generation – 0.3%
433,161	Drax Group, PLC	2,319,057
187,857	RWE AG	6,973,215

		9,292,272

	Electric-Integrated – 3.8%
111,180	Ameren Corp.(m)	8,319,599
341,140	CenterPoint Energy, Inc.(m)	9,159,609
1,002,616	CLP Holdings, Ltd.	7,403,201
178,420	CMS Energy Corp.(m)	9,475,886
82,600	Duke Energy Corp.(m)	7,290,276
512,530	Enel SpA	3,143,216
1,108,693	Equatorial Energia SA	7,084,625
315,430	Exelon Corp.(m)	11,920,100
176,986	NextEra Energy, Inc.(m)	10,139,528
829,559	PG&E Corp.(m)(n)	13,380,787
374,190	PPL Corp.(m)	8,815,916
183,840	Public Service Enterprise Group, Inc.(m)	10,462,334
116,930	WEC Energy Group, Inc.(m)	9,418,712

		116,013,789

	Electronic Measurement Instruments – 0.1%
66,907	Trimble, Inc.(m)(n)	3,603,611

	Fisheries – 0.1%
241,442	Mowi ASA	4,267,557

	Food-Miscellaneous/Diversified – 0.1%
33,117	Kerry Group, PLC, Class A Shares	2,767,073

	Forestry – 0.0%
34,800	Canfor Corp.(n)	432,230

	Gas-Distribution – 0.8%
283,891	AltaGas, Ltd.	5,444,771
1,826,117	China Resources Gas Group, Ltd	5,339,680

See accompanying notes to financial statements.

VERSUS CAPITAL REAL ASSETS FUND LLC

Portfolio of Investments – September 30, 2023 (Unaudited) (continued)

Shares		Value

	Gas-Distribution - (continued)
405,074	ENN Energy Holdings, Ltd.	$3,337,891
347,676	NiSource, Inc.(m)	8,580,644

		22,702,986

	Machinery-Farm – 0.6%
49,414	AGCO Corp.(m)	5,844,688
272,902	CNH Industrial NV.	3,312,934
14,543	Deere & Co.(m)	5,488,237
148,200	Kubota Corp.	2,180,144
14,655	Lindsay Corp.(m)	1,724,600

		18,550,603

	Medical-Drugs – 0.3%
83,537	Bayer AG	4,011,816
25,582	Zoetis, Inc.(m)	4,450,756

		8,462,572

	Office Supplies & Forms – 0.0%
3,836	Avery Dennison Corp.(m)	700,722

	Paper & Related Products – 0.5%
22,957	Cascades, Inc.	207,386
22,269	Holmen AB, Class B Shares	865,602
15,984	International Paper Co.	566,953
42,907	Mondi, PLC	716,831
516,000	Nine Dragons Paper Holdings, Ltd.	289,425
39,000	Nippon Paper Industries Co., Ltd.(n)	351,522
257,700	Oji Holdings Corp.	1,084,201
60,887	Smurfit Kappa Group, PLC	2,022,652
173,500	Suzano SA	1,866,664
181,562	UPM-Kymmene Oyj	6,216,840

		14,188,076

	Pastoral & Agricultural – 0.1%
72,309	Darling Ingredients, Inc.(m)(n)	3,774,530

	Pipelines – 1.1%
55,983	Cheniere Energy, Inc.(m)	9,290,939
156,210	Enbridge, Inc.	5,181,123
517,186	Equitrans Midstream Corp.(m)	4,846,033
77,100	ONEOK, Inc.(m)	4,890,453
79,031	Targa Resources Corp.(m)	6,774,537
77,750	TC Energy Corp.	2,673,810
25,840	Williams Cos., Inc./The(m)	870,550

		34,527,445

	Public Thoroughfares – 0.6%
2,063,739	Transurban Group	16,769,239

	Steel Pipe & Tube – 0.1%
10,907	Valmont Industries, Inc.(m)	2,619,970

	Transport-Rail – 1.1%
84,710	Canadian Pacific Kansas City, Ltd.	6,296,574
255,530	CSX Corp.(m)	7,857,548
123,800	East Japan Railway Co.	7,084,697
1,447,260	Rumo SA	6,590,560
100,404	West Japan Railway Co.	4,154,801

		31,984,180

	Water – 0.2%
4,267,896	Aguas Andinas SA, Class A Shares	1,286,972
48,420	Pennon Group, PLC	346,193
162,200	Severn Trent, PLC	4,676,815

		6,309,980

	Total Common Stocks	404,908,111

	(Cost $438,382,986)

Shares		Value
Real Estate Investment Trust - 0.9%

	REITS-Diversified – 0.9%
9,055	American Tower Corp., REIT(m)	$1,489,095
120,690	Crown Castle, Inc., REIT(m)	11,107,101
75,204	PotlatchDeltic Corp., REIT(m)	3,413,509
91,268	Rayonier, Inc., REIT(m)	2,597,487
24,700	SBA Communications Corp., REIT(m)	4,944,199
154,250	Weyerhaeuser Co., REIT(m)	4,729,305

		28,280,696

	Total Real Estate Investment Trust	28,280,696

	(Cost $41,773,193)
Par
Corporate Debt - 3.5%

	Cable/Satellite TV – 0.3%
$1,480,000	Cable One, Inc., 144A, 4.00%, 11/15/2030	1,128,907
2,710,000	CCO Holdings, LLC / CCO Holdings Capital Corp., 144A, 4.75%, 3/1/2030	2,278,287
1,180,000	Charter Communications Operating, LLC / Charter Communications Operating Capital, 2.80%, 4/1/2031	920,813
595,000	CSC Holdings, LLC, 4.63%, 12/1/2030, 144A	317,092
1,658,000	4.50%, 11/15/2031, 144A	1,175,338
695,000	Directv Financing, LLC / Directv Financing Co.-Obligor, Inc., 144A, 5.88%, 8/15/2027	615,388
171,000	DISH DBS Corp., 144A, 5.25%, 12/1/2026	145,645
720,000	GCI, LLC, 144A, 4.75%, 10/15/2028	621,799
200,000	Telenet Finance Luxembourg Notes Sarl, 144A, 5.50%, 3/1/2028	181,150
315,000	UPC Broadband Finco BV, 144A, 4.88%, 7/15/2031	255,966
1,310,000	Virgin Media Secured Finance, PLC, 144A, 4.50%, 8/15/2030	1,083,854
175,000	VZ Secured Financing BV, 144A, 5.00%, 1/15/2032	137,659
315,000	Ziggo Bond Co. BV, 144A, 5.13%, 2/28/2030	235,341

		9,097,239

	Cellular Telecom – 0.1%
670,000	Altice France SA, 144A, 5.50%, 1/15/2028	517,084
910,000	Rogers Communications, Inc., 144A, UST + 3.59% , 5.25%, 3/15/2082(o)	806,301
1,252,000	T-Mobile USA, Inc., 3.50%, 4/15/2031	1,059,892
840,000	3.40%, 10/15/2052	525,157
525,000	Vodafone Group, PLC, USSWAP + 4.87%, 7.00%, 4/4/2079(o)	521,949

		3,430,383

	Electric-Distribution – 0.4%
550,000	Algonquin Power & Utilities Corp., UST + 3.25%, 4.75%, 1/18/2082(o)	448,949
1,774,892	Lackawanna Energy Center, SOFR + 5.00%, 10.32%, 8/4/2029(o)(p)	1,757,879
8,204,545	SOFR + 5.00%, 10.34%, 8/4/2029(o)(p)	8,125,905

See accompanying notes to financial statements.

VERSUS CAPITAL REAL ASSETS FUND LLC

Portfolio of Investments – September 30, 2023 (Unaudited) (continued)

Par		Value
	Electric-Distribution - (continued)
$950,000	NSTAR Electric Co., 3.25%, 5/15/2029	$854,464
960,000	Sempra Energy, UST + 4.55%, 4.88%, 10/15/2070(o)	911,987

		12,099,184

	Electric-Generation – 0.0%
590,000	Atlantica Sustainable Infrastructure, PLC, 144A, 4.13%, 6/15/2028	509,862

	Electric-Integrated – 0.7%
2,065,000	AES Corp., 2.45%, 1/15/2031	1,589,861
1,105,000	American Electric Power Co., Inc., 4.30%, 12/1/2028	1,040,533
835,000	3.25%, 3/1/2050	514,057
475,000	Black Hills Corp., 5.95%, 3/15/2028	475,212
1,050,000	CMS Energy Corp., UST + 4.12%, 4.75%, 6/1/2050(o)	898,338
1,000,000	Dominion Energy, Inc., 3.90%, 10/1/2025	964,236
847,000	DTE Electric Co., 2.63%, 3/1/2031	699,697
2,045,000	Duke Energy Carolinas, LLC, 2.45%, 8/15/2029	1,730,855
505,000	Emera US Finance LP, 3.55%, 6/15/2026	474,661
870,000	Emera, Inc., 3L + 5.44% , 6.75%, 6/15/2076(o)	838,432
1,845,000	Entergy Corp., 2.80%, 6/15/2030	1,532,342
560,000	FirstEnergy Corp., 3.40%, 3/1/2050	348,717
1,320,000	NextEra Energy Capital Holdings, Inc., SOFR + 2.39%, 7.80%, 6/15/2067(o)	1,206,082
260,000	UST + 2.55%, 3.80%, 3/15/2082(o)	221,391
870,000	Pacific Gas and Electric Co., 4.95%, 7/1/2050	649,613
934,000	PPL Capital Funding, Inc., SOFR + 2.93%, 8.32%, 3/30/2067(o)	855,950
1,770,000	Public Service Co. of Colorado, 1.88%, 6/15/2031	1,359,502
1,775,000	Southern California Edison Co., 2.25%, 6/1/2030	1,427,236
1,665,000	Southern Co., 3.70%, 4/30/2030	1,476,132
1,210,000	WEC Energy Group, Inc., SOFR + 2.37%, 7.74%, 5/15/2067(o)	1,084,480

		19,387,327

	Gas-Distribution – 0.1%
1,960,000	NiSource, Inc., 2.95%, 9/1/2029	1,691,383
1,659,000	Sempra Global, 144A, 3.25%, 1/15/2032	1,301,631

		2,993,014

	Independent Power Producer – 0.1%
1,095,000	Calpine Corp., 144A, 5.13%, 3/15/2028	976,283

Par		Value
	Independent Power Producer - (continued)
$1,158,000	Clearway Energy Operating, LLC, 144A, 3.75%, 2/15/2031	$914,923
1,435,000	NRG Energy, Inc., 144A, 2.45%, 12/2/2027	1,217,644

		3,108,850

	Internet Connective Services – 0.0%
980,000	Cogent Communications Group, Inc., 144A, 3.50%, 5/1/2026	906,157

	Internet Telephony – 0.0%
1,235,000	Cablevision Lightpath, LLC, 144A, 3.88%, 9/15/2027	1,032,726

	Machinery-Construction & Mining – 0.1%
1,070,000	Caterpillar, Inc., 2.60%, 4/9/2030	917,226
251,000	Terex Corp., 144A, 5.00%, 5/15/2029	225,103

		1,142,329

	Machinery-Pumps – 0.0%
685,000	Mueller Water Products, Inc., 144A, 4.00%, 6/15/2029	597,310

	Multimedia – 0.0%
1,000,000	NBCUniversal Media, LLC, 4.45%, 1/15/2043	823,255

	Non-hazardous Waste Disposal – 0.1%
595,000	GFL Environmental, Inc., 144A, 3.50%, 9/1/2028	512,774
1,410,000	Waste Connections, Inc., 4.20%, 1/15/2033	1,260,537

		1,773,311

	Oil Refining & Marketing – 0.1%
1,116,000	Parkland Corp., 144A, 4.50%, 10/1/2029	957,009
423,000	Sunoco LP / Sunoco Finance Corp., 4.50%, 5/15/2029	371,729

		1,328,738

	Pipelines – 1.1%
1,110,000	Antero Midstream Partners LP / Antero Midstream Finance Corp., 144A, 5.38%, 6/15/2029	1,017,523
1,385,000	Buckeye Partners LP, 4.13%, 12/1/2027	1,218,385
1,025,000	Cheniere Corpus Christi Holdings, LLC, 2.74%, 12/31/2039	767,135
1,120,000	Cheniere Energy, Inc., 4.63%, 10/15/2028	1,030,810
455,000	Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 144A, 5.63%, 5/1/2027	436,494
290,000	DCP Midstream Operating LP, 5.60%, 4/1/2044	257,056
1,180,000	DT Midstream, Inc., 144A, 4.13%, 6/15/2029	1,021,728
1,350,000	El Paso Natural Gas Co., LLC, 144A, 3.50%, 2/15/2032	1,099,828
1,090,000	Enbridge, Inc., 3.13%, 11/15/2029	940,323
495,000	SOFR + 3.68% , 5.50%, 7/15/2077(o)	432,771
335,000	Energy Transfer LP, UST + 5.13%, 6.75%, 5/15/2025(o)	310,848

See accompanying notes to financial statements.

VERSUS CAPITAL REAL ASSETS FUND LLC

Portfolio of Investments – September 30, 2023 (Unaudited) (continued)

Par		Value
	Pipelines - (continued)
$325,000	UST + 5.31%, 7.13%, 5/15/2030(o)	$281,018
525,000	SOFR + 3.28%, 8.65%, 11/1/2066(o)	435,015
670,000	EnLink Midstream, LLC, 5.38%, 6/1/2029	620,404
1,565,000	Enterprise Products Operating, LLC, 2.80%, 1/31/2030	1,329,666
365,000	SOFR + 3.29%, 5.25%, 8/16/2077(o)	322,107
180,000	SOFR + 3.25%, 8.62%, 8/16/2077(o)	178,114
9,847,500	EPIC Y-Grade Services LP, SOFR + 6.00%, 11.52%, 6/30/2027(o)(p)	9,244,341
1,485,000	EQM Midstream Partners LP, 144A, 4.50%, 1/15/2029	1,323,206
460,000	Global Partners LP / GLP Finance Corp., 7.00%, 8/1/2027	448,717
995,000	Hess Midstream Operations LP, 144A, 5.50%, 10/15/2030	905,236
1,078,000	Holly Energy Partners LP / Holly Energy Finance Corp., 144A, 5.00%, 2/1/2028	992,982
555,000	Kinetik Holdings LP, 144A, 5.88%, 6/15/2030	520,951
790,000	NuStar Logistics LP, 5.75%, 10/1/2025	769,116
945,000	ONEOK, Inc., 3.10%, 3/15/2030	791,219
195,000	Plains All American Pipeline LP, SOFR + 4.37%, 9.74%, 11/15/2171(o)	184,988
820,000	Plains All American Pipeline LP / PAA Finance Corp., 3.55%, 12/15/2029	705,385
1,127,000	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 144A, 6.00%, 12/31/2030	996,026
320,000	Targa Resources Corp., 4.20%, 2/1/2033	272,284
515,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.88%, 2/1/2031	461,865
1,565,000	4.00%, 1/15/2032	1,318,614
1,023,000	TransCanada PipeLines, Ltd., 3L + 2.21%, 7.84%, 5/15/2067(o)	848,747
1,115,000	Western Midstream Operating LP, 4.75%, 8/15/2028	1,043,827

		32,526,729

	REITS-Diversified – 0.1%
865,000	American Tower Corp., REIT, 3.10%, 6/15/2050	505,500
770,000	Crown Castle, Inc., REIT, 5.20%, 2/15/2049	646,615
430,000	Digital Realty Trust LP, 3.70%, 8/15/2027, REIT	397,403
660,000	3.60%, 7/1/2029, REIT	583,658
915,000	Equinix, Inc., REIT, 3.20%, 11/18/2029	784,271
760,000	SBA Communications Corp., REIT, 3.88%, 2/15/2027	697,061

		3,614,508

	Rental Auto/Equipment – 0.0%
725,000	Ashtead Capital, Inc., 144A, 4.25%, 11/1/2029	642,515

Par		Value
	Retail-Propane Distribution – 0.1%
$1,252,000	Suburban Propane Partners LP/Suburban Energy Finance Corp., 144A, 5.00%, 6/1/2031	$1,046,641

	Telecom Services – 0.0%
1,160,000	Frontier Communications Holdings, LLC, 144A, 5.00%, 5/1/2028	991,878

	Telephone-Integrated – 0.1%
1,070,000	AT&T, Inc., 3.80%, 2/15/2027	1,006,038
425,000	Consolidated Communications, Inc., 144A, 6.50%, 10/1/2028	333,094
470,000	Level 3 Financing, Inc., 144A, 4.63%, 9/15/2027	338,695
1,000,000	Verizon Communications, Inc., 4.33%, 9/21/2028	940,046
1,090,000	2.65%, 11/20/2040	690,471

		3,308,344

	Television – 0.0%
1,035,000	Videotron, Ltd., 144A, 3.63%, 6/15/2029	865,218

	Transport-Rail – 0.1%
1,000,000	Canadian National Railway Co., 3.85%, 8/5/2032	891,499
1,000,000	CSX Corp., 4.10%, 11/15/2032	900,101
1,185,000	Union Pacific Corp., 2.40%, 2/5/2030	992,482
900,000	4.50%, 1/20/2033	838,726

		3,622,808

	Total Corporate Debt	104,848,326

	(Cost $115,592,711)
Private Debt - 0.8%
2,525,652	Future Fiber Holdings, LLC., SOFR + 6.50%, 11.87%, 5/1/2028(a)(l)(o)(q)	2,526,492
1,000,000	Future Fiber Holdings, LLC., SOFR + 6.50%, 11.88%, 5/1/2028(a)(l)(o)(q)	994,662
6,500,000	Future Fiber Holdings, LLC. Unfunded, 1.00%, 5/1/2025(a)(l)	131,964
20,000,000	Vantage Data Centers, 10.50%, 9/20/2029(a)(l)	19,600,000

	Total Private Debt	23,253,118

	(Cost $23,238,796)
Shares
Short-Term Investment - 3.0%
90,340,924	Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio, Institutional Share Class, 5.21%	90,340,924

	(Cost $90,340,924)

	Total Investments - 101.6%	3,081,832,632

	(Cost $2,737,513,277)
	Other Liabilities - (1.6)%	(49,436,285)

	Net Assets - 100.0%	$3,032,396,347

See accompanying notes to financial statements.

VERSUS CAPITAL REAL ASSETS FUND LLC

Portfolio of Investments – September 30, 2023 (Unaudited) (continued)

(a)	Restricted Securities.
(b)	The Fund owns more than 5.0% of the Private Investment Fund, but has contractually limited its voting interests to less than 5.0% of total voting interests.
(c)	Affiliated issuer.
(d)	The Fund owns more than 25% of the Private Investment Fund, but has contractually limited its voting interests to less than 5% of total voting interests.
(e)	Partnership is not designated in units. The Fund owns approximately 15.6% of this fund.
(f)	Partnership is not designated in units. The Fund owns approximately 1.9% of this Fund.
(g)	Partnership is not designated in units. The Fund owns approximately 3.9% of this Fund.
(h)	Partnership is not designated in units. The Fund owns approximately 9.9% of this fund.
(i)	The Fund owns more than 50% of the Private Investment Fund, but has contractually limited its voting interests to less than 5% of total voting interests.
(j)	Partnership is not designated in units. The Fund owns approximately 11.6% of this Fund.
(k)	Investment is a wholly-owned and controlled subsidiary that is not designated in units.
(l)	Security value was determined by using significant unobservable inputs.
(m)	All or a portion of the security position has been segregated for collateral to cover borrowings. See Note 8 of the accompanying Notes to Financial Statements.
(n)	Non-income producing security.
(o)	Variable rate security. Represents the current interest rate for a variable or increasing rate security, determined as [Referenced Rate + Basis-point spread].
(p)	The variable rate is subject to a contractual interest rate floor.
(q)	Payment-in-kind (PIK) security which may pay interest in the form of additional principal amount.

Portfolio Abbreviations:

144A - Rule 144A Security

3L - 3 Month London Inter-bank Offered Rate

LLC - Limited Liability Company

LP - Limited Partnership

PLC - Public Limited Company

REIT - Real Estate Investment Trust

SOFR - Secured Overnight Financing Rate

USSWAP - USD 5 Year Swap Rate

UST - 5 Year United States Treasury Rate

Industry	% of Net Assets

Diversified	80.1%
Electric-Integrated	4.5%
Short-Term Investment	3.0%
Pipelines	2.2%
Transport-Rail	1.2%
Electric-Distribution.	1.1%
REITS-Diversified	1.0%
All Other Industries	8.5%
Liabilities in excess of Other Assets	(1.6)%

Total	100.0%

See accompanying notes to financial statements.

VERSUS CAPITAL REAL ASSETS FUND LLC

Statement of Assets and Liabilities

September 30, 2023 (Unaudited)

ASSETS:
Investments:
Non-affiliated investment in securities at cost	$1,923,028,088
Non-affiliated investment net unrealized appreciation	164,299,728

Total non-affiliated investment in securities, at fair value	2,087,327,816

Affiliated investment in securities at cost	814,485,189
Affiliated net unrealized appreciation	180,019,627

Total affiliated investment in securities, at fair value	994,504,816

Cash	3,096,474
Foreign Currency (Cost $55,593)	55,355
Receivables for:
Dividends and interest	5,469,700
Fund shares sold	1,030,048
Reclaims	394,709
Investments sold	1,013,236

Total receivables	7,907,693
Prepaid expenses	151,930

Total Assets	3,093,044,084

LIABILITIES:
Payables for:
Loan payable	30,000,000
Investments purchased	20,671,651
Adviser fees, net	8,932,735
Administrative fees	308,768
Custodian fees	132,307
Professional fees	52,044
Transfer agent fees	31,761
Accrued expenses and other liabilities	518,471

Total Liabilities(a)	60,647,737

NET ASSETS	$3,032,396,347

NET ASSETS consist of:
Paid-in capital	$2,689,203,661
Total distributable earnings	343,192,686

TOTAL NET ASSETS	$3,032,396,347

Net Assets	$3,032,396,347
Shares of beneficial interest outstanding (unlimited authorization)	111,254,761

Net asset value price per share (Net Assets/Shares Outstanding)	$27.26

(a) See Note 9. Restricted Securities for detail of Commitments and Contingencies related to unfunded commitments.

See accompanying notes to financial statements.

VERSUS CAPITAL REAL ASSETS FUND LLC

Statement of Operations

For the Six Months Ended September 30, 2023 (Unaudited)

Investment Income:
Dividends from non-affiliated investments	$22,758,197
Dividends from affiliated investments	2,294,078
Interest income	6,133,144
Less: foreign taxes withheld	(489,378)

Total Investment Income	30,696,041

Expenses:
Adviser fees (Note 4)	17,680,337
Interest and Line of Credit fees (Note 9)	523,077
Administration fees	451,962
Professional fees	346,274
Shareholder reporting fees	195,384
Directors’ fees (Note 4)	167,500
Custodian fees	148,797
Transfer agent fees	125,115
Registration fees	37,286
Other expenses	139,551

Total Expenses	19,815,283

Net Investment Income	10,880,758

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on non-affiliated investments	(5,874,968)
Net realized loss on foreign currency transactions	(19,649)
Net change in unrealized appreciation (depreciation) on non-affiliated investments and foreign currency	(3,259,499)
Net change in unrealized appreciation on affiliated investments	5,668,075

Net Realized and Unrealized Loss on Investments	(3,486,041)

Net Increase in Net Assets Resulting from Operations	$7,394,717

See accompanying notes to financial statements.

VERSUS CAPITAL REAL ASSETS FUND LLC

Statement of Changes in Net Assets

	Six Months Ended September 30, 2023 (Unaudited)	Year Ended March 31, 2023
Increase (Decrease) in Net Assets:
From Operations:
Net investment income	$ 10,880,758	$18,006,285
Net realized gain (loss) on investments and foreign currency transactions	(5,894,617)	29,885,413
Net change in unrealized appreciation on investments and foreign currency	2,408,576	21,494,401

Net Increase in Net Assets Resulting From Operations	7,394,717	69,386,099

Distributions to Shareholders from:
Net investment income and net realized gains	(10,880,758)	(39,260,081)
Return of capital	(32,015,694)	(41,500,100)

Total Distributions	(42,896,452)	(80,760,181)

Capital Share Transactions:
Shares issued	257,270,569	660,697,419
Reinvested dividends	7,995,567	15,106,724
Shares redeemed	(226,757,143)	(309,756,320)

Net Increase in Net Assets
Resulting From Capital Share Transactions	38,508,993	366,047,823

Total Increase in Net Assets	3,007,258	354,673,741

Net Assets:
Beginning of Period	$3,029,389,089	$2,674,715,348

End of Period	$3,032,396,347	$3,029,389,089

Share Transactions:
Shares sold	9,333,381	24,233,679
Shares issued in reinvestment of dividends	291,174	556,413
Shares redeemed	(8,270,227)	(11,385,812)

Net Increase in Shares of Beneficial Interest Outstanding	1,354,328	13,404,280

See accompanying notes to financial statements.

VERSUS CAPITAL REAL ASSETS FUND LLC

Statement of Cash Flows

For the Six Months Ended September 30, 2023 (Unaudited)

Cash Flows Used in Operating Activities:
Net increase in net assets resulting from operations	$7,394,717
Adjustments to Reconcile Net Increase in Net Assets Resulting
From Operations to Net Cash Used in Operating Activities:
Purchases of investment securities	(190,146,502)
Proceeds from disposition of investment securities	185,009,561
Net purchases of short-term investment securities	(36,492,019)
Net change in unrealized appreciation/depreciation on investments and foreign currency	(2,408,576)
Net realized loss from investments sold and foreign currency transactions	5,894,617
Net amortization/(accretion) of premium/(discount)	(222,323)
Decrease in dividends and interest receivable	1,633,767
Increase in reclaims receivable	(18,375)
Decrease in prepaid expenses	52,621
Increase in Adviser fees payable, net	477,701
Increase in administrative fees payable	159,055
Decrease in professional fees payable	(105,780)
Increase in custodian fees payable	100,280
Increase in transfer agent fees payable	10,774
Increase in accrued expenses and other liabilities	46,901

Net Cash Used in Operating Activities	(28,613,581)

Cash Flows From Financing Activities:
Proceeds from line of credit	30,000,000
Proceeds from shares issued	260,951,966
Payments of shares redeemed	(226,757,143)
Dividends paid (net of reinvestment of dividends)	(34,900,885)

Net Cash Provided by Financing Activities	29,293,938

Effect of exchange rate changes on foreign currency	(27,327)

Net Increase in Cash	653,030

Cash and Foreign Currency:
Beginning of period	2,498,799

End of period	$3,151,829

Supplemental Disclosure of Cash Flow Information:
Interest paid during the period	$360,034
Reinvestment of dividends	7,995,567

See accompanying notes to financial statements.

VERSUS CAPITAL REAL ASSETS FUND LLC

Financial Highlights

	Six Months Ended September 30, 2023 (Unaudited)		Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2019
Net Asset Value, Beginning of Period	$ 27.56		$27.72	$25.70	$24.10	$25.24	$25.18
Income from Investment Operations:
Net investment income(a)	0.10		0.17	0.22	0.23	0.50	0.58
Net realized and unrealized gain (loss)	(0.02)		0.43	2.55	2.12	(0.75)	0.26

Total from investment operations	0.08		0.60	2.77	2.35	(0.25)	0.84

Less Distributions to Shareholders from:
Distribution from net investment income and net realized gains	(0.10)		(0.37)	(0.44)	(0.13)	—	(0.28)
Return of Capital	(0.28)		(0.39)	(0.31)	(0.62)	(0.89)	(0.50)

Total Distributions	(0.38)		(0.76)	(0.75)	(0.75)	(0.89)	(0.78)

Net Asset Value, End of Period	$ 27.26		$27.56	$27.72	$25.70	$24.10	$ 25.24

Total Return Based On Net Asset Value	0.28	%(b)	2.49%	10.91%	9.35%	(1.08)%	3.64%
Ratios and Supplemental Data
Net assets, end of period (000’s)	$3,032,396		$3,029,389	$2,674,715	$1,876,556	$1,614,024	$1,324,192
Ratios of gross expenses to average net assets	1.29	%(c)	1.31%	1.29%	1.34%	1.30%	1.33%
Ratios of net expenses to average net assets	1.29	%(c)	1.31%	1.29%	1.33%	1.30%	1.33%
Ratios of net investment income to average net assets	0.71	%(c)	0.63%	0.82%	0.91%	1.99%	2.18%
Portfolio turnover rate	4.27	%(b)	19.47%	16.90%	27.95%	34.42%	18.04%

(a)	Per Share amounts are calculated based on average outstanding shares.
(b)	Not annualized.
(c)	Annualized.

See accompanying notes to financial statements.

VERSUS CAPITAL REAL ASSETS FUND LLC

Notes to Financial Statements

September 30, 2023 (Unaudited)

NOTE 1. ORGANIZATION

Versus Capital Real Assets Fund LLC (the “Fund”) is a Delaware limited liability company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company that is operated as an interval fund. The Fund’s investment objective is to achieve long-term Real Returns through current income and long-term capital appreciation with low correlation to the broader public equity and debt markets. “Real Returns” are defined as total returns adjusted for the effects of inflation. The Fund attempts to achieve this objective by investing substantially all of its assets in public and private investments in global infrastructure, timberland and agriculture/farmland (“Real Asset Related Investments”). The Fund may also invest in a wholly-owned and controlled subsidiary (the “Subsidiary”) that will make direct investments into timberland and agriculture/farmland assets. The Fund will maintain voting control of the Subsidiary. The Subsidiary will be real estate investment trusts (“Sub-REITs”) and the Fund shall report its investment in the Sub-REITs in accordance with generally accepted accounting principles. Accordingly, the Fund’s investment in the Sub-REITs shall be valued utilizing the fair value principles outlined within the Fund’s valuation Policy. For purposes of the Fund’s leverage and concentration policies under the Investment Company Act, the assets of the Sub-REITs will be consolidated with the assets of the Fund in order to determine compliance with such policies. Any leverage incurred at the Subsidiary level will be aggregated with the Fund’s leverage for purposes of complying with Section 18 of the Investment Company Act. For purposes of complying with its fundamental and non-fundamental investment restrictions and policies pursuant to Section 8 of the Investment Company Act, the Fund will aggregate its direct investments with the investments of the Subsidiary. The Fund is authorized to issue an unlimited number of shares of beneficial interest without par value and has registered an indefinite number of shares under the Securities Act of 1933. The Fund’s investment adviser is Versus Capital Advisors LLC (the ‘‘Adviser’’).

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Investment Income and Securities Transactions - Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income is recorded net of applicable withholding taxes. Interest income is accrued daily. Premiums and discounts are amortized or accreted on an effective yield method on fixed income securities. Dividend income from REIT investments is recorded using management’s estimate of the percentage of income included in distributions received from such investments based on historical information and other industry sources. The return of capital portion of the estimate is a reduction to investment income and a reduction in the cost basis of each investment which increases net realized gain (loss) and net change in unrealized appreciation (depreciation). If the return of capital distributions exceed its cost basis, the distributions are treated as realized gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts. The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and reclaims as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which the Fund invests. Securities are accounted for on a trade date basis. The cost of securities sold is determined and gains (losses) are based upon the specific identification method.

Foreign Currency - Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates at 4:00 p.m. U.S. ET (Eastern Time). Fluctuations in the value of the foreign currencies and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses). Realized gains (losses) and unrealized appreciation (depreciation) on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated in the Statement of Operations from the effects of changes in market prices of those securities, and are included with the net realized and net change in unrealized gain or loss on investment securities.

Dividends and Distributions to Shareholders - The Fund will make regular quarterly distributions to shareholders of all or a portion of any dividends or investment income it earns on investments. In addition, the Fund will make regular distributions to the shareholders of all or a portion of capital gains distributed to the Fund by Investment Funds and capital gains earned by the Fund from the disposition of Investment Funds or other investments, together with any dividends or interest income earned from such investments. A portion of any distribution may be a return of capital or from other capital sources. Dividends and distributions to shareholders are recorded on the ex-dividend date.

U.S. Federal Income Tax Information - The Fund intends to qualify each year as a “regulated investment company” under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains. This policy may cause multiple distributions during the course of the year, which are recorded on the ex-dividend date.

As of and during the six months ended September 30, 2023, the Fund did not have a liability for any unrecognized tax obligations. The Fund recognizes interest and penalties, if any, related to unrecognized tax obligations as income tax expense in the statement of operations. During the period, the Fund did not incur any interest or penalties. The Fund identifies its major tax jurisdiction as U.S. Federal.

Dividends from net investment income and distributions from realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts at fiscal year end based on the tax treatment; temporary differences do not require such reclassification.

VERSUS CAPITAL REAL ASSETS FUND LLC

Notes to Financial Statements

September 30, 2023 (Unaudited) (continued)

For the year ended March 31, 2023, tax character of the distribution paid by the Fund was approximately $1,541,000 of ordinary income dividends, approximately $37,720,000 of long term capital gains, and approximately $41,500,000 of return of capital. For the year ended March 31, 2022, the tax character of the distribution paid by the Fund was approximately $14,355,000 of ordinary income dividends, approximately $22,357,000 of long term capital gains, and approximately $26,321,000 of return of capital. Distribution from net investment income and short-term capital gains are treated as ordinary income for federal income tax purposes.

Net capital losses incurred may be carried forward for an unlimited time period, and retain their tax character as either short-term or long-term capital losses. As of March 31, 2023, the Fund had no capital loss carryovers available to offset future capital gains.

Under federal tax law, capital and qualified ordinary losses realized after October 31 and December 31, respectively, may be deferred and treated as having arisen on the first day of the following fiscal year. For the year ended March 31, 2023, the Fund elected to defer approximately $4,531,000 in qualified late year losses.

As of September 30, 2023, the gross unrealized appreciation and depreciation and net unrealized appreciation on a tax basis were approximately $426,597,000, $82,277,000 and $344,320,000, respectively. The aggregate cost of securities for federal income tax purposes at September 30, 2023, was approximately $2,737,513,000.

Guarantees and Indemnifications - In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown and this would involve future claims against the Fund that have not yet occurred. Based on experience, the Fund would expect the risk of loss to be remote.

Use of Estimates - The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities (disclosure of contingent assets and liabilities) at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 3. SECURITIES VALUATION

The Board of Directors (the “Board”) has established procedures (the “Procedures”) pursuant to which the Fund prices its securities, consistent with Sections 2(a)(5) and 2(a)(41) of the 1940 Act, as follows:

Publicly Traded Securities - Investments in securities that are listed on the New York Stock Exchange (the “NYSE”) are valued, except as indicated below, at the official closing price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no published closing price on such day, the securities are valued at the mean of the closing bid and ask prices for the day or, if no ask price is available, at the bid price. Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the closing price of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If, after the close of a domestic or foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, the domestic or foreign securities may be fair valued pursuant to the Procedures.

Securities traded in the over-the-counter market, such as fixed-income securities and certain equities, including listed securities whose primary market is believed by the Adviser to be over-the-counter, are valued at the official closing prices as reported by sources as the Board deems appropriate to reflect their fair market value. If there has been no official closing price on such day, the securities are valued at the mean of the closing bid and ask prices for the day or, if no ask price is available, at the bid price. Fixed-income securities typically will be valued on the basis of prices provided by a pricing service, generally an evaluated price or the mean of closing bid and ask prices obtained by the pricing service, when such prices are believed by the Adviser to reflect the fair market value of such securities.

Short-term debt securities, which have a maturity date of 60 days or less, are valued at amortized cost, which approximates fair value.

Investments in open-end mutual funds are valued at their closing NAV.

Securities for which market prices are unavailable, or securities for which the Adviser determines that the market quotation is unreliable, will be valued at fair value pursuant to the Procedures. In these circumstances, the Adviser determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include recent transactions in comparable securities, information relating to the specific security and developments in the markets. The Fund’s use of fair value pricing may cause the NAV of the Shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of such security.

Private Investment Funds - The Fund will typically value it’s investments in each Private Investment Fund according to the value reported by each Private Investment Fund’s quarterly NAV statement. The Fund will also review this information for reasonableness based on its knowledge of current market conditions and the individual characteristics of each Private Investment Fund and may clarify or validate the reported information with the applicable manager of the Private Investment Fund. The valuation for each Private Investment Fund is individually updated as soon as the Fund completes its reasonableness review, including any necessary information validations with the manager of the Private Investment Fund, and typically within 45 calendar days after the end of each quarter for all Private Investment Funds. The Fund may conclude, in certain circumstances, that the information provided by any such manager does not represent the fair value of the Fund’s investment in a Private Investment Fund and is not indicative of what actual

VERSUS CAPITAL REAL ASSETS FUND LLC

Notes to Financial Statements

September 30, 2023 (Unaudited) (continued)

fair value would be under current market conditions. In those circumstances, the Fund may determine to value it’s investment in the Private Investment Fund at a discount or a premium to the reported value received from the Private Investment Fund. Any such decision will be made in good faith by the Fund and will be reported to the Board’s Valuation Committee at its next regularly scheduled quarterly meeting. The Fund shall use its best efforts to ensure that each of such Private Investment Funds has in place policies and procedures that provide underlying principles behind the disclosure of reliable information with adequate supporting operational practices.

Additionally, between the quarterly valuation periods, the NAVs of such Private Investment Funds are adjusted daily based on the total return that each Private Investment Fund is estimated by the Fund to generate during the current quarter (the “Investment Accrual Rate”). The Fund determines the Investment Accrual Rate at the beginning of each quarter, based on internally developed models that weight the expected impacts of income and appreciation projections by property sector, adjusting for expected market factors and underlying expenses. The Fund monitors these estimates regularly and updates them as necessary if macro or individual fund changes warrant any adjustments.

In certain circumstances, the Fund may access daily or periodic NAV information provided by a Private Investment Fund. In such an instance, the Fund may determine to value it’s investment in a Private Investment Fund according to this information and may forego daily valuation adjustments based on an Investment Accrual Rate.

If the Fund does not have access to sell shares of a Private Investment Fund in its primary market, the Fund may determine to fair value the Private Investment Fund at a price other than its NAV. In such an instance, the Fund may consider any information it deems appropriate including as received from broker-dealers and/or pricing services or comparable sales in the secondary market. Any such fair valuation determinations will be made in good faith by the Fund, may be based upon an internally developed pricing model, and will be reported to the Board’s Valuation Committee at its next regularly scheduled quarterly meeting.

The September 30, 2023 Portfolio of Investments presented herein reports the value of all the Fund’s investments in Private Investment Funds at the respective NAVs provided by the managers of the Private Investment Funds and their agents, which may differ from the valuations used by the Fund in its September 30, 2023 NAV calculation.

Due to the inherent uncertainty of determining the fair value of investments that do not have readily available market quotations, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or may otherwise be less liquid than publicly traded securities.

Sub-REIT Investment - The Fund has adopted procedures pursuant to which the Fund will value its investment in the Sub-REIT at fair value. In accordance with these procedures, the Adviser shall require the external management companies of any direct investments to follow similar procedures to those that are outlined above for the continuously offered Private Investment Funds.

At September 30, 2023, Versus Capital Real Assets Sub-REIT II LLC owned: an alfalfa property in Bent County, Colorado fair valued at approximately $18.7 million; almond, walnut, peach and prune properties in Placer and Sutter counties in California fair valued at approximately $38.7 million, net of property level debt; a citrus property in Collier County, Florida fair valued at approximately $35.0 million; and a hazelnut property in Benton County, Oregon fair valued at approximately $22.8 million.

Private Debt Investments - The Fund has adopted procedures pursuant to which the Fund will value its investments in Private Debt at fair value. The Adviser will use its best efforts to ensure that the value of each private debt instrument is adjusted based on the Adviser’s estimate of what actual fair value would be under current market conditions. The Adviser will evaluate each private debt investment’s fair value based on numerous factors, which may include but are not limited to the investment’s contractual cash flows, changes in credit risk, construction risk, the financial strength of the borrower, and the debt instrument’s spread to US Treasuries. The Fund will also engage qualified external valuation consultants to provide valuation information, typically on a quarterly basis, but at least semiannually. The Fund will generally value any private debt investments at the lesser of their amortized cost or the high end of any valuation range as provided by a qualified external valuation consultant. In certain circumstances, the Adviser may determine that this amount does not represent the fair value of the private debt investment based on current market conditions. In such an instance, the Adviser may consider any information it deems appropriate including as received directly from the borrower, an investment manager that the Fund has a relationship with who is also an investor in the private debt investment, or other external valuation consultants. Any such fair valuation determinations will be made in good faith by the Adviser, may be based upon an internally developed pricing model and is subject to the oversight of the Board.

Fair Value Measurements: The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 – unadjusted quoted prices in active markets for identical securities

•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

At the end of each calendar quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; the existence of contemporaneous, observable trades in the market; and changes in listings or delistings on

VERSUS CAPITAL REAL ASSETS FUND LLC

Notes to Financial Statements

September 30, 2023 (Unaudited) (continued)

national exchanges. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of inputs used to value the Fund’s investments as of September 30, 2023 is as follows:

	Total Market Value at 09/30/2023	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs

Private Investment Funds (Sub-REIT)*	$120,068,959	$—	$—	$120,068,959
Common Stocks*	404,908,111	267,995,906	136,912,205	—
Real Estate Investment Trust*	28,280,696	28,280,696	—	—
Corporate Debt*	104,848,326	—	104,848,326	—
Private Debt*	23,253,118	—	—	23,253,118
Short-Term Investment*	90,340,924	90,340,924	—	—

Subtotal	$771,700,134	$386,617,526	$241,760,531	$143,322,077

Private Investment Funds (held at NAV)*	2,310,132,498

Total	$3,081,832,632

*	See Portfolio of Investments for industry breakout.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Total at 09/30/2023	Private Investment Funds (Sub-REIT)	Private Debt

Balance as of 03/31/2023	$121,691,077	$121,691,077	$—
Transfers into Level 3	—	—	—
Net purchases (sales)	23,239,152	—	23,239,152
Accretion and Amortization	(356)	—	(356)
Realized Gain	—	—	—
Change in unrealized gain/loss	(1,607,796)	(1,622,118)	14,322

Balance as of 09/30/2023	$143,322,077	$120,068,959	$23,253,118

For the period ended September 30, 2023, the total change in unrealized gain/loss on Level 3 securities still held at the end of the period was $(1,622,118).

Sub-REITs are categorized as Level 3 of the fair value hierarchy and their fair values are largely based upon the externally appraised values of the underlying properties that they hold. Such appraisals are generally based on identified comparable sales as well as discounted cash flow analyses that rely on contractual lease factors, estimates of crop yields and appropriate discount rates. Significant changes in such estimates could have material changes to the appraised values of the underlying properties and the resulting fair values of the Sub-REITs. The following table summarizes the valuation techniques and significant unobservable inputs used for the Fund’s investments that are categorized in Level 3 of the fair value hierarchy at September 30, 2023:

Category	Total Fair Value at 09/30/2023	Valuation Technique	Unobservable Inputs	Input Range

Private Investment Funds	$120,068,959	Income Capitalization Approach	Discount Rates	3.7% - 9.5%
		Sales Comparison Approach	Price Per Net Acre	$2,650 - $18,910
Private Debt	23,253,118	Amortized Cost	Cost	$100.03

Balance as of 09/30/2023	$143,322,077

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Management Agreement, Versus Capital Advisors LLC serves as the investment adviser to the Fund. For its services under this agreement, the Fund pays the Adviser an Investment Management Fee at an annual rate of 1.15% of the Fund’s NAV, which accrues daily based on the net assets of the Fund and is paid quarterly. The Fund incurred fees to the Adviser of approximately $17,680,000 for the six months ended September 30, 2023.

The Adviser has retained the services of the following sub-advisers for the Fund: Brookfield Public Securities Group LLC and Lazard Asset Management LLC. The sub-advisers each manage a specified portion of the Fund’s assets to be invested in domestic and international public and private securities,

VERSUS CAPITAL REAL ASSETS FUND LLC

Notes to Financial Statements

September 30, 2023 (Unaudited) (continued)

such as common equities, preferred shares and debt investments associated with real assets (including secured debt and mezzanine financing). The Adviser incurred fees to the Investment Managers of approximately $1,412,000 for the six months ended September 30, 2023. Fees paid to sub-advisers are based on the average net assets that they manage at an annual rate up to 0.60% and are paid by the Adviser from its Investment Management Fee.

Foreside Funds Distributors LLC, (the “Distributor”) serves as the Fund’s statutory underwriter and facilitates the distribution of Shares.

The Fund pays each Independent Director a fee per annum. In addition, the Fund reimburses each of the Independent Directors for travel and other expenses incurred in connection with attendance at meetings; provided, however, that if more than three board meetings require out-of-town travel time, such additional travel time may be billed at the rate set forth in the Board of Directors Retainer Agreement or as amended by action of the Board from time to time. Each of the Independent Directors is a member of all Committees. The Chairman of the Audit Committee receives an additional fee per annum. Other members of the Board and executive officers of the Fund receive no compensation. The Fund also reimburses the Adviser for a portion of the compensation that it pays to the Fund’s Chief Compliance Officer.

NOTE 5. MARKET RISK FACTORS

The Fund’s investments in securities and/or financial instruments may expose the Fund to various market risk factors including, but not limited to the following:

General Market Fluctuations Will Affect the Fund’s Returns. At times, the Fund’s investments in Private Investment Funds and Real Asset Related Investments will be negatively affected by the broad investment environment in the timberland, agriculture/farmland or infrastructure markets, the debt market and/or the equity securities market.

Risks of Investing in Infrastructure. An investment in the Fund is subject to certain risks associated with the ownership of infrastructure and infrastructure-related assets in general, including: the burdens of ownership of infrastructure; local, national and international economic conditions; the supply and demand for services from and access to infrastructure; the financial condition of users and suppliers of infrastructure assets; changes in interest rates and the availability of funds which may render the purchase, sale or refinancing of infrastructure assets difficult or impracticable; changes in environmental laws and regulations, and planning laws and other governmental rules; environmental claims arising in respect of infrastructure acquired with undisclosed or unknown environmental problems or as to which inadequate reserves have been established; changes in energy prices; changes in fiscal and monetary policies; negative developments in the economy that depress travel; uninsured casualties; force majeure acts, terrorist events, under-insured or uninsurable losses; and other factors which are beyond the reasonable control of the Fund or the Private Investment Funds.

Risks of Investing in Timberland. An investment in the Fund is subject to certain risks associated with the ownership of timberland, timber and timber-related assets in general, including: the volatility of forest product prices; changes in foreign and U.S. trade and tariff policies; general market forces, such as regional growth rates, construction activity, changes in currency exchange rates and capital spending; competition from the use of alternative building materials and other decreases in demand; forestry regulations restricting timber harvesting or other aspects of business; the illiquidity of timber related asset investments; losses from fire and other causes; uninsured casualties; force majeure acts, terrorist events, underinsured or uninsurable losses; and other factors which are beyond the reasonable control of the Fund or the Private Investment Funds.

Risks of Investing in Agriculture/Farmland. Investments in agriculture/farmland are subject to various risks, including adverse changes in national or international economic conditions, adverse local market conditions, adverse natural conditions such as storms, floods, drought, windstorms, hail, temperature extremes, frosts, soil erosion, infestations and blights, failure of irrigation or other mechanical systems used to cultivate the land, financial conditions of tenants, marketability of any particular kind of crop that may be influenced, among other things, by changing consumer tastes and preferences, import and export restrictions or tariffs, casualty or condemnation losses, government subsidy or production programs, buyers and sellers of properties, availability of excess supply of property relative to demand, changes in availability of debt financing, changes in interest rates, real estate tax rates and other operating expenses, environmental laws and regulations, governmental regulation of and risks associated with the use of fertilizers, pesticides, herbicides and other chemicals used in commercial agriculture, zoning laws and other governmental rules and fiscal policies, energy prices, changes in the relative popularity of properties, risk due to dependence on cash flow, as well as acts of God, uninsurable losses and other factors which are beyond the control of Private Investment Funds.

Risks of Investing in Equity Securities. The prices of equity and preferred securities fluctuate based on changes in a company’s financial condition and overall market and economic conditions. Preferred securities may be subject to additional risks, such as risks of deferred distributions, liquidity risks, and differences in shareholder rights associated with such securities.

Risks of Investing in Debt Securities. The Fund will invest in real asset related debt securities. Other factors may materially and adversely affect the market price and yield of such debt securities, including investor demand, changes in the financial condition of the borrower, government fiscal policy and domestic or worldwide economic conditions. The Fund’s debt securities will be subject to credit risk, which is the risk that an issuer will be unable to make principal and interest payments on its outstanding debt obligations when due.

Unfunded Commitments. In order to meet its obligation to provide capital for unfunded commitments, the Fund may have to hold some, or in certain cases a substantial amount, of its assets temporarily in money market securities, cash or cash equivalents, possibly for several months; liquidate portfolio securities at an inopportune time; or borrow under a line of credit. This could make it difficult or impossible to take or liquidate a position in a particular security at a price consistent with the Adviser’s strategy.

VERSUS CAPITAL REAL ASSETS FUND LLC

Notes to Financial Statements

September 30, 2023 (Unaudited) (continued)

Risks Relating to Current Interest Rate Environment. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities (or yields of other types of bonds) to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, reduced market demand for low yielding investments, etc.). The U.S. Federal Reserve has continued raising interest rates in light of recent inflationary pressures and interest rates may continue to increase rapidly. Thus, the Fund currently faces a heightened level of risk associated with rising interest rates and/or bond yields.

Liquidity Risk. The Fund will invest in restricted securities and other investments that are illiquid. Restricted securities are securities that may not be sold to the public without an effective registration statement under the Securities Act, or, if they are unregistered, may be sold only in a privately negotiated transaction or pursuant to an exemption from registration under the Securities Act. The Fund may be unable to sell restricted and other illiquid securities at the most opportune times or at prices approximating the value at which it purchased such securities. The Fund’s portfolio may include a number of investments for which no market exists and which have substantial restrictions on transferability.

In addition, the Fund’s interests in the Private Investment Funds are subject to substantial restrictions on transfer. The Fund may liquidate an interest and withdraw from a Private Investment Funds pursuant to limited withdrawal rights. Some Private Investment Funds may subject the Fund to a lockup period or otherwise suspend the repurchase rights of their shareholders, including the Fund, from time to time. Further, Private Investment Funds managers may impose transfer restrictions on the Fund’s interests. There may be no secondary market for the Fund’s interests in the Private Investment Funds. The illiquidity of these interests may adversely affect the Fund were it to have to sell interests at an inopportune time. Sub-REITs invest in illiquid assets, and may be unable to sell their assets, or be forced to sell them at reduced prices. The Adviser may also invest directly in other private securities that they may not be able to sell at the Fund’s current carrying value for the securities.

Market Disruption, Health Crises, Terrorism and Geopolitical Risks. The Fund’s investments may be negatively affected by the broad investment environment in the real assets market, the debt market and/or the equity securities market. The investment environment is influenced by, among other things, interest rates, inflation, politics, fiscal policy, current events, competition, productivity and technological and regulatory change. In addition, the Fund may be adversely affected by uncertainties such as war, terrorism, international political developments, sanctions or embargos, tariffs and trade wars, changes in government policies, global health crises or similar pandemics, and other related geopolitical events may lead to increased short-term market volatility and have adverse long-term effects on world economies and markets generally, as well as adverse effects on issuers of securities and the value of investments.

NOTE 6. FORWARD CONTRACTS

The Fund may use forward contracts for hedging exposure to foreign currencies. A forward foreign currency exchange contract, which involves an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract, may reduce the Fund’s exposure to changes in the value of the currency it will deliver and increase its exposure to changes in the value of the currency it will receive for the duration of the contract. The effect on the value of the Fund is similar to selling securities denominated in one currency and purchasing securities denominated in another currency. Foreign currency transactions, like currency exchange rates, can be affected unpredictably by intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments. Such events may prevent or restrict the Fund’s ability to enter into foreign currency transactions, force the Fund to exit a foreign currency transaction at a disadvantageous time or price or result in penalties for the Fund, any of which may result in a loss to the Fund. Contracts to sell foreign currency would limit any potential gain that might be realized by the Fund if the value of the hedged currency increases. The Fund may enter into these contracts to hedge against foreign exchange risk arising from the Fund’s investment or anticipated investment in securities denominated in foreign currencies. Suitable hedging transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in such transactions at any given time or from time to time when they would be beneficial.

As of September 30, 2023, the Fund does not hold any forward foreign exchange contracts.

NOTE 7. INVESTMENT TRANSACTIONS

For the six months ended September 30, 2023, the purchases and sales of investment securities, excluding short-term investments, were approximately $211,814,000 and $126,006,000, respectively.

NOTE 8. REPURCHASE OFFERS

The Fund has a fundamental policy that it will make quarterly Repurchase Offers for no less than 5% of its shares outstanding at NAV, unless suspended or postponed in accordance with regulatory requirements (as discussed below), and that each quarterly repurchase pricing shall occur no later than the 14th day after the Repurchase Request Deadline (defined below), or the next Business Day if the 14th is not a Business Day (each a “Repurchase Pricing Date”). In general, the Repurchase Pricing Date occurs on the Repurchase Request Deadline and settlement occurs 3 days later. Shares will be repurchased at the NAV per Share determined as of the close of regular trading on the NYSE on the Repurchase Pricing Date.

Shareholders will be notified in writing about each quarterly Repurchase Offer, how they may request that the Fund repurchase their shares and the Repurchase Request Deadline, which is the date the Repurchase Offer ends. The Repurchase Request Deadline will be determined by the Board. The time between the notification to shareholders and the Repurchase Request Deadline may vary from no more than 42 days to no less than 21 days. The repurchase price of the shares will be the NAV as of the close of regular trading on the NYSE on the Repurchase Pricing Date. Payment pursuant to the repurchase will be made to the shareholders within seven days of the Repurchase Pricing Date (the “Repurchase Payment Deadline”). Certain authorized institutions, including custodians and clearing platforms, may set times prior to the Repurchase Request Deadline by which they must receive all

VERSUS CAPITAL REAL ASSETS FUND LLC

Notes to Financial Statements

September 30, 2023 (Unaudited) (continued)

documentation they may require relating to repurchase requests and may require additional information. In addition, certain clearing houses may allow / require shareholders to submit their tender request only on the Repurchase Request Deadline.

Shares tendered for repurchase by shareholders prior to any Repurchase Request Deadline will be repurchased subject to the aggregate repurchase amounts established for that Repurchase Request Deadline. Repurchase proceeds will be paid to shareholders prior to the Repurchase Payment Deadline.

The Board, or a committee thereof, in its sole discretion, will determine the number of shares that the Fund will offer to repurchase (the “Repurchase Offer Amount”) for a given Repurchase Request Deadline. The Repurchase Offer Amount, however, will be no less than 5% of the total number of shares outstanding on the Repurchase Request Deadline.

If Share repurchase requests exceed the number of Shares in the Fund’s Repurchase Offer, the Fund may, in its sole discretion (i) repurchase the tendered Shares on a pro rata basis or (ii) increase the number of Shares to be repurchased by up to 2% of the Fund’s outstanding Shares. If Share repurchase requests exceed the number of Shares in the Fund’s Repurchase Offer plus 2% of the Fund’s outstanding Shares, the Fund is required to repurchase the Shares on a pro rata basis. However, the Fund may accept all shares tendered for repurchase by shareholders who own less than one hundred shares and who tender all of their Shares before prorating other amounts tendered. Because of the potential for proration, tendering shareholders may not have all of their tendered Shares repurchased by the Fund.

Results of the Fund’s Repurchase Offers during the six months ended September 30, 2023 are as follows:

Repurchase Request Deadline/Pricing Date	Repurchase Offer Amount (Percentage)	Repurchase Offer Amount (Shares)	Shares Tendered for Repurchase	Percentage of Tendered Shares Repurchased	Value of Repurchased Shares

May 19, 2023.	5%	5,648,722	3,511,499	100%	$96,320,407
August 25, 2023	5	5,722,326	4,758,728	100%	130,436,735

NOTE 9. LINE OF CREDIT

Before April 14, 2023, the Fund had its line of credit (“LOC”) with Zions Bancorporation N.A. dba Vectra Bank Colorado (“Vectra”) with borrowing capacity of $165,000,000. Borrowings, if any, under the LOC bore interest at the one-month Secured Overnight Financing Rate (SOFR), plus 1.60% at the time of borrowing. In addition, the Fund incurred a Non-Utilization Fee equal to 0.375% on the portion of the LOC not being used and certain origination and structuring fees (the “other LOC fees”).

Effective April 14, 2023 the Fund terminated its Vectra LOC and opened a new LOC with Bank of America N.A. and increased its borrowing capacity from $165,000,000 to $245,000,000. Borrowings, if any, under the LOC bear interest at the Secured Overnight Financing Rate (SOFR) at the time of borrowing, plus 1.10%. In addition, the Fund incurs a Non-Utilization Fee equal to 0.25%-0.35% on the portion of the LOC not being used. As collateral for borrowings under the LOC, the Fund grants Bank of America a first position security interest in and lien on securities held by the Fund in a collateral account.

The Fund incurred interest expense of approximately $16,000 and other LOC fees equal to approximately $507,000 during the six months ended September 30, 2023. During periods of outstanding borrowing by the Fund, during the six months ended September 30, 2023, the average daily amount of such borrowing was $30,000,000. The Fund’s outstanding borrowings from the LOC were $30,000,000 at September 30, 2023 at a rate of 6.42%. The Fund complied with all covenants of the LOC during the six months ended September 30, 2023.

NOTE 10. RESTRICTED SECURITIES

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. The Fund may invest in restricted securities that are consistent with the Fund’s investment objective and investment strategies. Investments in restricted securities are valued at net asset value as practical expedient for fair value, or fair value as determined in good faith in accordance with procedures adopted by the Board. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material. Each of the following securities can suspend redemptions if its respective Board deems it in the best interest of its shareholders. This and other important information are described in the Fund’s Prospectus.

VERSUS CAPITAL REAL ASSETS FUND LLC

Notes to Financial Statements

September 30, 2023 (Unaudited) (continued)

As of September 30, 2023, the Fund invested in the following restricted securities:

Security(a)	Acquisition Date(b)	Shares/Par	If Partnership is not designated in units, % owned by Fund	Cost ($1,000s)	Value ($1,000s)	Unfunded Commitments ($1,000)(c),(d)	% of Net Assets
AEW Cold Storage Fund	5/4/2022	88,859	—	$100,775	$101,061	$—	3.3%
AMP Capital Diversified Infrastructure Trust	12/19/2017	32,131,871	—	25,005	25,665	—	0.8%
Blackstone Infrastructure Partners LP	3/31/2019	37,700	—	46,232	65,500	—	2.2%
BTG Pactual Open Ended Core US Timberland Fund LP	9/18/2017	206,354	—	237,123	303,545	—	10.0%
Ceres Farmland Holdings LP	11/6/2017	—	15.6%	135,000	214,417	—	7.1%
DigitalBridge Credit	12/19/2022	21,597,636	—	21,390	21,110	28,233	0.7%
Future Fiber Holdings, LLC.
SOFR + 6.50%	6/30/2023	2,525,652	—	2,526	2,526	—	0.1%
SOFR + 6.50%	8/23/2023	1,000,000	—	980	995	—	0.0%
Future Fiber Holdings, LLC. Unfunded	6/30/2023	6,500,000	—	132	132	6,370	0.0%
Global Diversified Infrastructure Fund	9/18/2017	41,739,712	—	68,840	71,200	—	2.3%
Hancock Timberland and Farmland Fund LP	9/18/2017	82,018	—	84,823	85,016	—	2.8%
Harrison Street Social Infrastructure Fund LP	7/2/2018	207,147	—	225,000	274,890	—	9.1%
IFC Core Farmland Fund LP	10/25/2019	187,398	—	213,075	241,997	10,269	8.0%
IFM Global Infrastructure Fund (Offshore) LP	9/28/2018	—	1.9%	42,050	54,692	—	1.8%
IFM US Infrastructure Debt Fund, LP	9/28/2018	—	3.9%	15,016	14,026	—	0.5%
IIF Hedged LP	9/18/2017	90,950,160	—	76,822	86,066	—	2.8%
Infrastructure Debt Fund III	9/18/2017	—	9.9%	14,223	12,529	—	0.4%
Jamestown Timberland Fund	7/2/2018	121,515	—	135,010	165,870	—	5.5%
Macquarie Global Infrastructure Fund SCSp	3/15/2022	35,005	—	34,734	36,240	15,011	1.2%
National Data Center Fund	4/1/2021	101,592	—	107,067	129,088	—	4.3%
Nuveen - Global Farmland Fund	7/28/2020	103,033	—	101,426	101,646	73,574	3.3%
RMS Evergreen US Forestland Fund LP	9/18/2017	—	11.6%	75,128	96,288	—	3.2%
UBS AgriVest Farmland Fund, Inc.	7/1/2019	20,174	—	40,169	46,263	—	1.5%
US Core Farmland Fund LP	9/18/2017	102,924	—	127,275	163,024	—	5.4%
Vantage Data Centers	9/20/2023	20,000,000	—	19,600	19,600	—	0.6%
Versus Capital Real Assets Sub-REIT ll, LLC	9/29/2017	—	100.0%	102,002	120,069	—	4.0%

Total				$2,051,423	$2,453,455	$133,457	80.9%

(a)

The securities include Investment Funds, private debt investments, and wholly-owned REIT subsidiaries (sub-REIT). The Investment Funds are organized to serve as a collective investment vehicle through which eligible investors may invest in a professionally managed real asset portfolio of equity and debt investments consisting of timberland, infrastructure, agriculture and farmland. The Fund has also invested in wholly-owned and controlled subsidiaries that make direct investments into timberland and agriculture/farmland assets.

(b)	Initial acquisition date as shares are purchased at various dates through the current period.
(c)	At September 30, 2023, the Fund has an additional outstanding unfunded commitment of $100 million related to a new Investment Fund.
(d)	Unfunded Commitments approximate their fair values.

VERSUS CAPITAL REAL ASSETS FUND LLC

Notes to Financial Statements

September 30, 2023 (Unaudited) (continued)

Security	Redemption Request(a)	Lock Up Applicable at Period End	Investment Liquidity	Redemption Frequency(b)
AEW Cold Storage Fund		None	The fund may offer redemption requests
with new capital raise periods.
AMP Capital Diversified Infrastructure Trust	Full	None	The fund generally attempts to pay within
12 months of receiving the redemption
request.
Blackstone Infrastructure Partners LP		Full	Contributions are locked until June 2024.	Quarterly
BTG Pactual Open Ended Core US Timberland Fund LP		Partial	Contributions have a two-year lock-up.	Quarterly
Ceres Farmland Holdings LP		None	Contributions have a one-year lock-up.	Annually
DigitalBridge Credit		Full	Closed-end fund which terminates	N/A
July 31, 2031 subject to one additional
one-year extension at the discretion of the
fund’s manager.
Global Diversified Infrastructure Fund		Partial	Contributions have a three-year lock-up.	Semi-annually
Full redemptions will be paid over 3 years.
Hancock Timberland and Farmland Fund LP		Partial	Contributions have a three-year lock-up.	Annually
Harrison Street Social Infrastructure Fund LP		None	Contributions have no lock-up.	Quarterly
IFC Core Farmland Fund LP		Full	Contributions are locked until October	Semi-annually
2024.
IFM Global Infrastructure Fund (Offshore) LP		None	Contributions have no lock-up.	Quarterly
IFM US Infrastructure Debt Fund, LP		None	Contributions have a one-year lock-up.	Quarterly
IIF Hedged LP		Partial	Contributions have a four-year soft lock	Semi-annually
up lock-up, subject to a 4% discount.
Infrastructure Debt Fund III		Full	Closed-end fund which terminates	N/A
February 12, 2026 subject to two
additional one-year extensions at the
discretion of the fund’s manager.
Jamestown Timberland Fund		None	Initial contributions have a four-year	Quarterly
lock-up.
Macquarie Global Infrastructure Fund SCSp		Full	The first $50 million of contributions are	Quarterly
subject to an initial lock-up period
expiring in March 2027.
National Data Center Fund		Full	Contributions have a five-year lock-up.	Quarterly
Nuveen - Global Farmland Fund		Partial	Contributions have a three-year lock-up.	Annually
RMS Evergreen US Forestland Fund LP		None	Contributions have a three-year lock-up.	Semi-annually
UBS AgriVest Farmland Fund, Inc.		None	The fund does not have formal	Quarterly
redemption notice or lock-up periods.
US Core Farmland Fund LP		Partial	Contributions have a five-year lock-up.	Quarterly
Versus Capital Real Assets Sub-REIT ll, LLC		None	The security is a wholly-owned REIT	N/A
subsidiary of the Fund.

(a)

The Fund submitted a redemption request prior to period end, but will maintain market exposure to the investment through a future date. The Investment Manager expects to meet all redemptions over time.

(b)	The investment funds provide redemptions at the frequency listed at the investment managers discretion.

NOTE 11. AFFILIATED ISSUERS

The following table lists each issuer owned by the Fund that may be deemed an “affiliated company” under the 1940 Act, as well as transactions that occurred in the security of such issuer during the six months ended September 30, 2023:

Affiliated Investment	Value at 03/31/2023	Purchases	Income Distributions	Sales	Realized Gain/Loss	Change in App/Dep	Value at 09/30/2023	Shares Held at 09/30/2023

BTG Pactual Open Ended Core US Timberland Fund LP	$304,702,969	$—	$—	$—	$—	$(1,158,038)	$303,544,931	206,354
IFC Core Farmland Fund LP	205,385,261	33,873,751	1,060,164	—	—	2,737,994	241,997,006	187,398
Jamestown Timberland Fund.	163,239,599	—	—	—	—	2,630,483	165,870,082	121,515
US Core Farmland Fund LP	159,944,084	—	1,233,914	—	—	3,079,754	163,023,838	102,924
Versus Capital Real Assets Sub-REIT ll, LLC	121,691,077	—	—	—	—	(1,622,118)	120,068,959	—

Total	$954,962,990	$33,873,751	$2,294,078	$—	$—	$5,668,075	$994,504,816

VERSUS CAPITAL REAL ASSETS FUND LLC

Notes to Financial Statements

September 30, 2023 (Unaudited) (continued)

NOTE 12. COMMITMENTS AND CONTINGENCIES

As of September 30, 2023, the Fund had unfunded commitments to fund delayed draw and revolving debt of $6,370,000. The unfunded debts’ fair value is included in the investments at fair value on the Statement of Assets and Liabilities.

Investment and Type	Rate on Unfunded Portion	Par Amount	Fair Value
Future Fiber Holdings – Delayed Draw Term Loan, 5/1/2025	1.00%	$6,500,000	$131,964

NOTE 13. RECENT ACCOUNTING PRONOUNCEMENTS

In December 2020, the SEC adopted a final rule (Rule 2a-5) under the 1940 Act addressing fair valuation of fund investments. The new rule sets forth requirements for good faith determinations of fair value as well as for the performance of fair value determinations, including related oversight and reporting obligations. The new rule also defines “readily available market quotations” for purposes of the definition of “value” under the Act, and the SEC noted that this definition would apply in all contexts under the Act. The rule became effective March 8, 2021, and the Fund adopted the requirements of the rule as of September 8, 2022. The rule does not materially impact the financial statements.

In June 2022, the Financial Accounting Standards Board issued Accounting Standards Update 2022-03, Fair Value Measurement (Topic 820) – Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions “ASU 2022-03”, which clarifies guidance when measuring the fair value of an equity security subject to contractual restrictions that prohibit its sale. The guidance is effective for fiscal years beginning after December 15, 2024. The Adviser has assessed and does not expect a material impact to the financial statements as a result of the ASU 2022-03.

In September 2023, the SEC adopted amendments to the 1940 Act “Names Rule” addressing fund names, investments, and risks. The amendments modernize and enhance the Names Rule and other names-related regulatory requirements. The amendments include enhanced disclosure requirements for terminology used in fund names and additional regulatory reporting. The Names Rule will be effective December 2023, and the Fund will have 24 months to comply. The Adviser is currently evaluating any expected impacts to the Fund.

NOTE 14. SUBSEQUENT EVENTS

The Fund offered to repurchase 5% of its outstanding shares, representing 5,690,728 shares, with respect to its November 17, 2023 Repurchase Offer. Shareholders actually tendered 7,172,305 total shares for repurchase. The Fund repurchased 100.0% of total tendered shares, representing approximately $196,449,000.

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and determined that there are no additional subsequent events to report.

VERSUS CAPITAL REAL ASSETS FUND LLC

Additional Information (Unaudited)

SECURITY PROXY VOTING

The Fund’s policy is to vote its proxies in accordance with the recommendations of management. A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling (866) 280-1952 and on the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT, which has replaced Form N-Q, within 60 days after the end of the period. Copies of the Fund’s Forms N-PORT are available without a charge, upon request, by contacting the Fund at (866) 459-2772 and on the SEC’s website at http://www.sec.gov.

DIVIDEND REINVESTMENT PLAN

All distributions paid by the Fund will be reinvested in additional Shares of the Fund unless a shareholder “opts out” (elects not to reinvest in Shares), pursuant to the Fund’s Dividend Reinvestment Policy. A shareholder may elect initially not to reinvest by indicating that choice on a shareholder certification. Thereafter, a shareholder is free to change his, her or its election on a quarterly basis by contacting BNY Mellon (or, alternatively, by contacting the Selling Agent that sold such shareholder his, her or its Shares, who will inform the Fund). Shares purchased by reinvestment will be issued at their NAV on the ex-dividend date. There is no Sales Load or other charge for reinvestment. The Fund reserves the right to suspend or limit at any time the ability of shareholders to reinvest distributions. The automatic reinvestment of dividends and capital gain distributions does not relieve participants of any U.S. federal income tax that may be payable (or required to be withheld) on such distributions.

VERSUS CAPITAL REAL ASSETS FUND LLC

Additional Information (Unaudited)

APPROVALS OF INVESTMENT MANAGEMENT AGREEMENT AND INVESTMENT SUB-ADVISORY AGREEMENTS

At a meeting held on May 25, 2023, the Board of Directors (the “Board”) of the Fund, including a majority of the Directors who are not “interested persons” (the “Independent Directors”), as such term is defined by the 1940 Act, approved the continuation of the following investment advisory agreements: (1) the Investment Management Agreement dated October 11, 2022, between the Fund and Versus Capital Advisors LLC (the “Adviser”) (the “Management Agreement”), (2) the Investment Sub-Advisory Agreement dated October 11, 2022, between the Adviser and Brookfield Public Securities Group LLC (“Brookfield” or “Sub-Adviser”) (the “Brookfield Sub-Advisory Agreement”) and (3) the Investment Sub-Advisory Agreement dated October 11, 2022, between the Adviser and Lazard Asset Management LLC (“Lazard” or “Sub-Adviser”) (the “Lazard Sub-Advisory Agreement” and together with the Brookfield Sub-Advisory Agreement, the “Sub-Advisory Agreements,” which together with the Management Agreement are referred to as the “Agreements”). In preparation for that meeting, the Independent Directors met on May 15, 2023 and May 24, 2023, with the assistance of their independent legal counsel, to discuss their fiduciary duties in connection with their consideration of the continuance of the Agreements, to review and evaluate the materials provided by the Adviser and Sub-Advisers in response to a request for information on behalf of the Independent Directors and to determine any additional information to be requested, which supplemental information was provided either in advance of the May 25, 2023 Investment Committee meeting (the “May Investment Committee Meeting”) or discussed at the meeting (the “Responses”). At the May Investment Committee Meeting, the Independent Directors further reviewed the Responses and received a presentation from the Adviser. The Independent Directors further discussed continuation of the Agreements in an executive session of the May Investment Committee Meeting with independent legal counsel, after which they recommended to the full Board the continuation of the Agreements.

Management Agreement

Matters considered by the Board in connection with its approval of the Existing Management Agreement and New Management Agreement included, among other factors, the following:

The nature, extent and quality of the services the Adviser provides under the Management Agreement: The Board reviewed and considered information regarding the nature, extent and quality of the services provided to the Fund by the Adviser, including the Adviser’s presentation about its operations and capabilities, including its business continuity plan and information security program and an update on the role of Colliers International Group Inc. as majority owner of the Adviser and its impact on the Adviser’s operations, the Adviser’s Form ADV, the Management Agreement and other materials provided by the Adviser relating to the Management Agreement. The Board also noted information received at regular meetings throughout the year related to the services provided. The Board considered the investment strategy employed by the Adviser for investing in real assets, including infrastructure, farmland/agriculture and timberland, and reviewed the Fund’s investment allocations. Additionally, the Board considered the Adviser’s description of the investment decision-making process for the Fund, including the multistep process for the selection of private funds, co-investments, direct investments and sub-advisers to manage portions of the Fund’s assets. The Board also considered the Adviser’s process for ongoing monitoring of sub-advisers and private funds, including the review of performance and investment risk, the review to ensure that investments are consistent with the Fund’s investment objective, the review of leverage and compliance updates, and the holding of due diligence meetings. In addition to the portfolio construction and investment management services outlined above, the Board reviewed the additional services provided by the Adviser, including, but not limited to: compliance services; certain administrative services, including valuation of assets, management of liquidity to meet quarterly repurchases and oversight of service providers; and distribution, marketing and shareholder services. The Board reviewed and considered the qualifications, backgrounds and responsibilities of the professional personnel of the Adviser performing services for the Fund. The Board also considered the financial strength of the Adviser and its ability to fulfill its contractual obligations as well as the risks assumed by the Adviser in managing the Fund. The Board received and reviewed financial statements from the Adviser and information about the Adviser’s insurance coverage. The Board considered the additional resources added to support the Adviser’s administrative functions and the steps taken by the Adviser to enhance the compliance program. The Board concluded that the Adviser was qualified to perform the services needed to successfully implement the Fund’s unique investment strategy.

Performance: The Board received and reviewed performance information for the Fund. The Board considered the Adviser’s success in structuring a portfolio with broad exposure to real assets that met the Fund’s target range of private/public investment allocation. The Board considered the returns of the Fund for the one-year, three-year, five-year and since inception periods (ended March 31, 2023) and compared the Fund’s return and standard deviation to the S&P Real Assets Index. The Board also considered the performance of the various segments of the portfolio during that five-year period. Additionally, the Board considered the income distributions from the Fund. The Board considered the returns of the Fund for the one-year and three-year periods ended March 31, 2023, as compared to a competitor fund. Citing the unique investment strategy and construction of the Fund, the Adviser represented that the competitor fund had significantly different exposures and that the Fund’s other competitor fund, a closed-end interval fund, had a short performance history of limited use for comparison purposes. The Board then reviewed the measures used by the Adviser for evaluating the performance of the Sub-Advisers. Based on the information provided, the Board concluded that the Adviser was meeting the Fund’s investment objective and had delivered an acceptable level of investment returns to shareholders.

A comparison of fees with those paid by similar investment companies: The Board reviewed and considered the contractual advisory fee paid to the Adviser by the Fund in light of the nature, extent and quality of the investment advisory services provided by the Adviser. As a part of this review, the Board noted that the Adviser pays out of its own fee the sub-advisory fees and reviewed and considered the fee retained by the Adviser after the payment of those fees. The Board also reviewed a breakdown of other Fund expenses. The Board noted that the Adviser did not manage any other funds or accounts with investment strategies substantially similar to those of the Fund. The Board considered the advisory fee and the total expense ratio of the Fund in comparison to two competitor funds, noting that the Fund had a lower contractual advisory fee and lower total expense ratio than each of those funds. In addition, the Board considered a broader group of closed-end interval funds that focus on equity type investments with over $100 million in assets (the “Peer Group”) provided by the Adviser. The Board reviewed the advisory fee of the funds in the Peer Group and considered that the Fund’s advisory fee and total expense ratio were below the average and median of the Peer Group. The Board also reviewed the Fund’s advisory fee in

VERSUS CAPITAL REAL ASSETS FUND LLC

Additional Information (Unaudited)

comparison to a private real asset fund of funds, but noted the lack of comparability because of the different fee structure. The Board also considered the Adviser’s representation that it had no other client with a comparable investment strategy to the Fund. Considering these and other factors, the Board concluded that the advisory fee was reasonable.

The Adviser’s costs and profitability: The Board considered the profitability of the Adviser and whether such profits were reasonable in light of the services provided to the Fund and the expenses paid by the Adviser. As a part of this consideration, the Board reviewed the Adviser’s 2021 and 2020 audited financial statements and the unaudited financial statements as of and for the years ended December 31, 2022 and 2021. The Board reviewed information provided by the Adviser regarding Fund profitability for 2022 and the trend in profitability from the fund complex for 2021 and 2022, along with the Adviser’s methodology for computing profitability. The Board also received publicly available profitability information for publicly traded investment management companies. The Board noted that the Fund was a specialized product that required appropriate expertise. The Board concluded that based upon these factors, the Adviser’s profits were not unreasonable.

Indirect benefits of providing advisory services: The Board took into account the Adviser’s statement that it does not receive any indirect benefits from the Fund.

The extent to which economies of scale are shared with shareholders: The Board considered the Adviser’s representation that the advisory fee structure for the Fund had been set to price the Fund at scale at the time of its launch, which would give the Fund the benefits of scale without waiting for asset growth. The Board also considered the level of the current assets in the Fund as well as additional investments being made by the Adviser into resources to support the services provided to the Fund. The Board considered the impact of breakpoints in the sub-advisory fees and concluded that the lack of advisory fee breakpoints under the Management Agreement was appropriate at this time and any economies of scale were appropriately reflected in the advisory fee paid by the Fund.

Conclusion: The Board, having requested and received such information from the Adviser as it believed reasonably necessary to evaluate the terms of the Management Agreement, determined that the continuation of the Management Agreement for an additional one-year term ending August 1, 2024 was in the best interests of the Fund and its shareholders. In considering the Management Agreement, the Board did not identify any one factor as decisive, but rather considered these factors collectively in light of surrounding circumstances. Further, each Director may have afforded a different weight to the various factors.

Sub-Advisory Agreements

Consideration by the Board of the renewal of the Sub-Advisory Agreements was based upon information provided by the Adviser and the Sub-Advisers in the Responses, as well as information received at regular meetings throughout the year. Matters considered by the Board in connection with its approval of the Sub-Advisory Agreements included, among other factors, the following:

The nature, extent and quality of the services provided under each Sub-Advisory Agreement: As to each Sub-Adviser, the Board considered the reputation, qualifications and background of the Sub-Adviser, the investment approach of the Sub-Adviser, the experience and skills of investment personnel responsible for the day-to-day management of the Sub-Adviser’s managed portion of the Fund, the resources made available to such personnel and the processes for monitoring for best execution of trades and allocation of investment opportunities. The Board also considered the Sub-Advisers’ financial strength, business continuity plan and information security program, compliance with investment policies and general legal compliance. Based upon all relevant factors, the Board concluded that the nature, extent and quality of the services provided by each Sub-Adviser under its Sub-Advisory Agreement were satisfactory.

Investment Performance: As to each Sub-Adviser, the Board considered that the Adviser had evaluated the investment performance and recommended the continuation of the Existing Sub-Advisory Agreement and the approval of the New Sub-Advisory Agreement. For Brookfield, performance information was reviewed for the period from October 1, 2017 (first full month after inception of services) through March 31, 2022. For Lazard, performance information was reviewed for the period from December 31, 2018 (inception of services) through March 31, 2022. Based upon the performance attribution information provided and the Adviser’s evaluation, the Board concluded that the services of each Sub-Adviser were satisfactory.

Fees, Economies of Scale, Profitability and Other Benefits to Sub-Advisers: For each Sub-Adviser, the Board considered the sub-advisory fee rates, noting that the Adviser compensates each Sub-Adviser from its own advisory fee, so that shareholders pay only the advisory fee. In addition, in evaluating the sub-advisory fee rates, the Board considered that the sub-advisory fee rate was negotiated at arm’s length between the Adviser and the Sub-Adviser, and that Brookfield had agreed to a revision to its fee schedule effective June 1, 2021 to add an additional breakpoint. For each Sub-Adviser, the Board received information regarding fees charged to other clients of the Sub-Adviser with similarly managed portfolios.

The Board considered whether there are economies of scale with respect to the sub-advisory services provided by each Sub-Adviser and whether they were appropriately shared, noting the breakpoints in the fee schedules.

The Board considered the profitability to each Sub-Adviser. For each Sub-Adviser, the Board considered the amount of fees paid to the Sub-Adviser under the agreement, the level of services provided and the competitiveness of the fee. For Lazard, the Board also reviewed profitability information provided by the Sub-Adviser. Based upon its review, the Board concluded that the profitability of each Sub-Advisory Agreement was not unreasonable.

The Board also considered the character and amount of other incidental benefits received by each Sub-Adviser when evaluating the sub-advisory fees. The Board considered as a part of this analysis each Sub-Adviser’s brokerage practices and soft dollar practices. The Board concluded that taking into account the incidental benefits received by each Sub-Adviser and the other factors considered, the sub-advisory fees were reasonable.

VERSUS CAPITAL REAL ASSETS FUND LLC

Additional Information (Unaudited)

Conclusion: The Board, having requested and received such information from the Sub-Advisers as it believed reasonably necessary to evaluate the terms of each Sub-Advisory Agreement, determined that the continuation of each Sub-Advisory Agreement for an additional one-year term ending August 1, 2024 was in the best interests of the Fund and its shareholders. In considering each Sub-Advisory Agreement, the Board did not identify any one factor as decisive, but rather considered these factors collectively in light of surrounding circumstances. Further, each Director may have afforded a different weight to the various factors.

Conclusion

The Board, having reviewed each of the Agreements, determined that each Agreement should be renewed because each continues to enable the Fund’s investors to obtain high quality services at a cost that is appropriate, reasonable and in the interests of investors.

(b)	Not applicable

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

(a) Not Applicable

(b) As of this filing William Fuhs, previously identified in response to paragraph (a)(1) of this Item in the registrant’s most recently filed annual report on Form N-CSR, is no longer a portfolio manager of the registrant. He does remain a member of the Adviser’s Investment Committee.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(2)(1)	Not applicable.

(a)(2)(2)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Versus Capital Real Assets Fund LLC

By (Signature and Title)*	/s/ Mark D. Quam
Mark D. Quam, Chief Executive Officer
(principal executive officer)

Date	12/1/2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Mark D. Quam
Mark D. Quam, Chief Executive Officer
(principal executive officer)

Date	12/1/2023

By (Signature and Title)*	/s/ Brian Petersen
Brian Petersen, Chief Financial Officer
(principal financial officer)

Date	12/1/2023

* Print the name and title of each signing officer under his or her signature.